Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 30,506,522	$ (13,054,410)	$ 2,739,990
Net (loss) income from discontinued operations		(22,971,016)	1,508,323
Net income from continuing operations	30,506,522	9,916,606	1,231,667
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,180,038	1,686,518	242,409
Stock-based compensation	498,825	1,097,415
Shares issued for compensation	71,175
Provision for doubtful accounts	294,536
Loss on disposition of property and equipment	190,301	42,534
(Income) from investments	(808,464)	(169,720)
Deferred tax expense (benefit)	275,749	(584,760)	(55,731)
Changes in operating assets and liabilities:
Accounts receivable	(13,294,924)	573,418	(815,534)
Advance to suppliers	(9,213,279)
Prepaid expenses and other current assets	(3,464,939)	16,009	(108,150)
(Increase) in operating lease right-of-use assets		(56,831)
Receivables from supply chain solutions	(48,202,128)	(10,741,981)
Inventories	(3,931,400)
Accounts payable	33,620,611	1,014,227
Advance from customers	3,375,769	(17,977)
Taxes payable	5,575,502	1,609,498	54,474
Other payables	2,576,570	(2,112,886)
Payable to supply chain solutions	25,608,622
Operating lease liabilities	(952,495)	(523,797)
Accrued expenses and other current liabilities	(1,049,489)	502,100	49,574
Net cash provided by operating activities from continuing operations	23,857,102	2,250,373	598,709
Net cash provided by (used in) operating activities from discontinued operations		436,389	(263,476)
NET CASH PROVIDED BY OPERATING ACTIVITIES	23,857,102	2,686,762	335,233
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(186,705)	(204,904)	(237,548)
Purchase of intangible asset	(18,281)	(94,400)
Proceeds from disposal of equipment		41,688
Cash (paid) received in connection with Nami acquisition	(7,007,905)	4,990,754	2,043,176
Investment in limited partnership and other investments		(15,589,966)
Cash received on disposal of discontinued operations	14,950,730
Proceeds from sale of short-term investments	4,894,270
Purchase of short-term investments	(39,526,099)	(3,065,134)
Collection of loans to third parties	1,643,203	11,019,545
Loans to third parties		(1,810,495)	(3,611,682)
Net cash (used in) investing activities from continuing operations	(25,250,787)	(4,712,912)	(1,806,054)
Net cash (used in) investing activities from discontinued operations		(6,713)	(157,440)
NET CASH (USED IN) INVESTING ACTIVITIES	(25,250,787)	(4,719,625)	(1,963,494)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	784,609
Proceeds from issuance of common shares and pre-funded warrants	70,794,465
Proceeds from private placement		6,503,378
Repayment to related party	(1,803,374)	(6,803,115)
Advances from related parties		1,303,556	566,360
Loan from related parties		10,528,965
Capital contribution from non-controlling interest	751,841	3,065,134
Capital contribution by shareholder		4,550,000	3,582,781
Net cash provided by financing activities from continuing operations	70,527,541	19,147,918	4,149,141
Net cash (used in) financing activities from discontinued operations		(788,599)	(996,355)
NET CASH PROVIDED BY FINANCING ACTIVITIES	70,527,541	18,359,319	3,152,786
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	294,928	2,806,981	(184,449)
NET INCREASE IN CASH AND CASH EQUIVALENTS	69,428,784	19,133,437	1,340,076
Less: (decrease) in cash and cash equivalents from discontinued operations		(283,314)	(1,440,823)
NET INCREASE IN CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	69,428,784	19,416,751	2,780,899
CASH AND CASH EQUIVALENTS AND RESTRICTED CAS FROM CONTINUING OPERATIONS-BEGINNING	22,198,257	2,781,506	607
CASH AND CASH EQUIVALENTS AND RESTRICTED CAS FROM CONTINUING OPERATIONS-ENDING	91,627,041	22,198,257	2,781,506
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	5,546,082	552,783	5,158
Cash paid for interest	370,356	124,778	147,900
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payment payable to related parties for business acquisition		7,007,905	7,000,000
Issuance of shares for business acquisition		18,330,776	11,426,289
Receivable from sale of discontinued operations		14,950,730
Issuance of shares for share-based compensation	71,175	1,721,870
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalents	91,447,620	22,135,310	2,756,490
Restricted cash	179,421	62,947	25,016
Total cash, cash equivalents and restricted cash	$ 91,627,041	$ 22,198,257	$ 2,781,506